Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	ADARx Pharmaceuticals, Inc.
Entity Central Index Key	0001802369
Entity Emerging Growth Company	true
Entity File Number	001-43482
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4145188
Entity Address, Address Line One	5871 Oberlin Drive, Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(877)
Local Phone Number	232-7974
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ADRX
Security Exchange Name	NASDAQ